Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets
Summary of changes in the carrying amount of goodwill balance

March 31,
2020
(in thousands)
Beginning balance	$417,696
Additions to goodwill related to acquisitions	1,015
Ending balance	$418,711

	December 31,
	2019	2018
	(in thousands)
Beginning balance	$417,696	$401,724
Additions to goodwill related to acquisitions	—	15,972
Ending balance	$417,696	$417,696

Summary of intangible assets

The Company’s intangible assets as of March 31, 2020 were as follows:

	March 31, 2020
	Gross	Accumulated	Net Carrying
	Amount	Amortization	Value
	(in thousands)
Developed technology	$111,488	$(45,507)	$65,981
Customer relationships	94,875	(28,080)	66,795
Trade names	56,674	(21,173)	35,501
Capitalized internal-use software	25,180	(7,697)	17,483
Other intangible assets	1,014	(424)	590
Total intangible assets subject to amortization	$289,231	$(102,881)	$186,350
In-process research and development	586	—	586
Total intangible assets	$289,817	$(102,881)	$186,936

The Company’s intangible assets as of December 31, 2019 were as follows:

	December 31, 2019
	Gross	Accumulated	Net Carrying
	Amount	Amortization	Value
	(in thousands)
Developed technology	$107,938	$(42,260)	$65,678
Customer relationships	94,875	(26,205)	68,670
Trade names	56,640	(19,754)	36,886
Capitalized internal-use software	21,881	(6,375)	15,506
Other intangible assets	1,077	(535)	542
Total intangible assets subject to amortization	282,411	(95,129)	187,282
In-process research and development	586	—	586
Total intangible assets	$282,997	$(95,129)	$187,868

The Company’s intangible assets as of December 31, 2019 were as follows:

	December 31, 2019
	Gross	Accumulated	Net Carrying
	Amount	Amortization	Value
	(in thousands)
Developed technology	$107,938	$(42,260)	$65,678
Customer relationships	94,875	(26,205)	68,670
Trade names	56,640	(19,754)	36,886
Capitalized internal-use software	21,881	(6,375)	15,506
Other intangible assets	1,077	(535)	542
Total intangible assets subject to amortization	282,411	(95,129)	187,282
In-process research and development	586	—	586
Total intangible assets	$282,997	$(95,129)	$187,868

The Company’s intangible assets as of December 31, 2018 were as follows:

	December 31, 2018
	Gross	Accumulated	Net Carrying
	Amount	Amortization	Value
	(in thousands)
Developed technology	$107,938	$(29,433)	$78,505
Customer relationships	94,875	(18,702)	76,173
Trade names	56,436	(14,084)	42,352
Product backlog	2,185	(2,117)	68
Capitalized internal-use software	11,422	(2,995)	8,427
Non-compete agreements	1,224	(1,014)	210
Other intangible assets	1,055	(333)	722
Total intangible assets subject to amortization	275,135	(68,678)	206,457
In-process research and development	586	—	586
Total intangible assets	$275,721	$(68,678)	$207,043

Summary of expected amortization expense for intangible assets subject to amortization for the next five years

Year Ending December 31,	March 31, 2020
(in thousands)
2020 (remaining nine months)	$24,581
2021	31,997
2022	32,227
2023	25,861
2024	25,095
Thereafter	46,589
Total	$186,350

Year Ending December 31,	December 31, 2019
(in thousands)
2020	$31,420
2021	30,643
2022	28,788
2023	26,445
2024	24,512
Thereafter	45,474
Total	$187,282